Fair Value Measurements - Summary of Cash, Cash Equivalents and Short-Term Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, amortized cost and estimated fair value	$ 2,728	$ 1,800		$ 14,034
Cash and cash equivalents, amortized cost and estimated fair value	15,690	15,233	$ 18,913	34,310	$ 27,897	$ 14,593
Restricted cash, amortized cost and estimated fair value	272	272		272
Amortized Cost	760	10,231		20,885
Gross Unrealized Gains		0		0
Gross Unrealized Losses		(1)		(9)
Estimated Fair Value	760	10,230		20,876
Money market securities (cash equivalents) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash, amortized cost and estimated fair value				272
Cash equivalents, amortized cost and estimated fair value	12,962	11,931		20,276
Restricted cash, amortized cost and estimated fair value	272	272
Corporate bonds and commercial paper (cash equivalents) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents, amortized cost and estimated fair value		1,502
Corporate bonds and commercial paper (short term investments) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	760	8,231		20,885
Gross Unrealized Gains		0		0
Gross Unrealized Losses		(1)		(9)
Estimated Fair Value	$ 760	8,230		$ 20,876
Government securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost		2,000
Gross Unrealized Gains		0
Estimated Fair Value		$ 2,000